INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
As at June 30, 2021 and December 31, 2020, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2021	2020
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	17.50%	17.50%
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	SwissMarine	Other	Totals
Balance at December 31, 2020	15,371	1,028	16,399
Dividend received from associated companies	—	—	—
Loss on disposal of equity method investments	—	—	—
Share of income / (loss)	4,093	(560)	3,533
Balance at June 30, 2021	19,464	468	19,932